Goodwill and other intangible assets (Tables)	12 Months Ended
Mar. 31, 2016
Goodwill and other intangible assets
Schedule of Finite-Lived Intangible Assets by Major Class

	Yen in millions
	March 31
	2015			2016
	Gross carrying amounts	Accumulated amortization	Carrying amounts	Gross carrying amounts	Accumulated amortization	Carrying amounts
Proprietary technology	¥15,652	¥3,485	¥12,167	¥15,182	¥4,444	¥10,738
Customer relationships	58,881	13,934	44,947	56,430	16,893	39,537
Software	21,659	10,979	10,680	24,085	12,676	11,409
Other	7,608	3,734	3,874	7,218	3,887	3,331

Total	¥103,800	¥32,132	¥71,668	¥102,915	¥37,900	¥65,015

Schedule of Expected Amortization Expense
Years ending March 31,	Yen in millions
2017	¥8,374
2018	7,643
2019	6,921
2020	5,860
2021	4,823

Goodwill Allocated to Operating Segment

	Yen in millions
	Balance as of April 1, 2014	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2015
Goodwill:
Nidec Electronics (Thailand)	¥7,645	¥—	¥—	¥1,303	¥8,948
Nidec Sankyo	28,685	—	—	109	28,794
Nidec Copal	16,462	—	—	—	16,462
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	62,692	—	—	3,610	66,302
Nidec Motors & Actuators	16,699	4,319	—	466	21,484
All Others	18,136	—	—	784	18,920

	¥152,368	¥4,319	¥—	¥6,272	¥162,959

	Yen in millions
	Balance as of April 1, 2015	Acquisition	Impairment loss	Translation adjustments and Others	Balance as of March 31, 2016
Goodwill:
Nidec Electronics (Thailand)	¥8,948	¥—	¥—	¥678	¥9,626
Nidec Sankyo	28,794	115	—	(66)	28,843
Nidec Copal	16,462	—	—	—	16,462
Nidec Techno Motor	2,049	—	—	—	2,049
Nidec Motor	66,302	3,757	—	(3,165)	66,894
Nidec Motors & Actuators	21,484	—	—	(502)	20,982
All Others	18,920	1,124	—	(1,937)	18,107

	¥162,959	¥4,996	¥—	¥(4,992)	¥162,963